INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
SCHEDULE OF INTANGIBLE ASSETS, NET	Intangible assets, net, consist of the following:
	As of December 31,
	2021	2020
Computer software	$34,453	$35,801
Less: accumulated amortization	(30,793)	(29,975)
Total	$3,660	$5,826